Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
Note
1.
Description of the Business

Avalon Holdings Corporation (“Avalon” or the “Company”) was formed on
April
30,
1998
as a subsidiary of American Waste Services, Inc. (“AWS”). On
June
17,
1998,
AWS distributed, as a special dividend, all of the outstanding shares of capital stock of Avalon to the holders of AWS common stock on a pro rata and corresponding basis.

Avalon provides waste management services to industrial, commercial, municipal and governmental customers in selected northeastern and midwestern U.S. markets, captive landfill management services and salt water injection well operations. In addition, Avalon owns Avalon Resorts and Clubs, Inc. (“ARCI”), which includes the operation and management of three
golf courses and associated clubhouses, fitness centers,
tennis
courts, spa services, dining and banquet facilities and a travel agency. ARCI also owns and operates a hotel and related amenities including dining, banquet and conference facilities, fitness center, indoor junior Olympic size swimming pool and tennis
courts.

In
July
2016,
the Company formed ARCI, a wholly owned subsidiary of Avalon, the purpose of which is to hold the corporate activity of Avalon Clubs, Inc. and Avalon Resorts, Inc., both formed concurrently with ARCI.  Avalon Clubs, Inc. was formed to hold the wholly owned subsidiaries of the Avalon Golf and Country Club, while Avalon Resorts, Inc. holds the operations of The Avalon Inn. ACRI, Avalon Clubs, Inc. and Avalon Resorts, Inc. are included within Avalon’s golf and related operations segment.